Financial Instruments and Financial Risk Management - Financial Assets/(Liabilities) at Fair Value through Profit or Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Asset	$ 3,826,514	$ 3,590,871	[1]
Liability	3,555,898	5,249,513	[1]	$ 890,047
Forward Foreign Exchange Contracts
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial assets at fair value through profit or loss	410	1,260
Financial liabilities at fair value through profit or loss	35	238
Forward Foreign Exchange Contracts | Cash Flow Hedge
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Asset	7,600	28,982
Liability	$ 21,083	$ 17,189

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.